Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.00%
Communication services: 1.98%
Interactive media & services: 1.98%
Bumble, Inc. Class A†	18,008	$302,174
Eventbrite, Inc. Class A†	49,451	472,257
		774,431
Consumer discretionary: 8.93%
Automobile components: 1.76%
Dana, Inc.	20,900	355,300
Gentherm, Inc.†	5,928	334,991
		690,291
Diversified consumer services: 1.29%
Service Corp. International	7,850	507,032
Hotels, restaurants & leisure: 1.80%
Jack in the Box, Inc.	1,559	152,049
Planet Fitness, Inc. Class A†	8,188	552,199
		704,248
Specialty retail: 4.08%
Leslie’s, Inc.†	53,861	505,755
National Vision Holdings, Inc.†	26,905	653,522
Revolve Group, Inc.	26,878	440,799
		1,600,076
Consumer staples: 4.39%
Food products: 3.56%
Nomad Foods Ltd.†	38,958	682,544
Simply Good Foods Co.†	14,438	528,287
TreeHouse Foods, Inc.†	3,645	183,635
		1,394,466
Personal care products: 0.83%
Honest Co., Inc.†	194,565	326,869
Financials: 11.80%
Banks: 5.12%
Ameris Bancorp	10,302	352,431
Pinnacle Financial Partners, Inc.	6,427	364,090
United Community Banks, Inc.	11,063	276,464
Veritex Holdings, Inc.	15,109	270,904
Webster Financial Corp.	13,785	520,384
Wintrust Financial Corp.	3,082	223,815
		2,008,088
Financial services: 2.13%
Essent Group Ltd.	17,807	833,368
See accompanying notes to portfolio of investments
Allspring Small Cap Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Insurance: 4.55%
Axis Capital Holdings Ltd.	11,570	$622,813
First American Financial Corp.	8,422	480,222
Reinsurance Group of America, Inc.	4,895	678,888
		1,781,923
Health care: 19.35%
Biotechnology: 2.78%
Agios Pharmaceuticals, Inc.†	8,284	234,603
Atara Biotherapeutics, Inc.†	9,899	15,937
Coherus Biosciences, Inc.†	7,266	31,026
Insmed, Inc.†	13,711	289,302
Mirati Therapeutics, Inc.†	1,991	71,935
Neurocrine Biosciences, Inc.†	1,699	160,216
Sage Therapeutics, Inc.†	3,747	176,184
Zymeworks, Inc.†	13,083	113,037
		1,092,240
Health care equipment & supplies: 10.08%
AngioDynamics, Inc.†	64,056	668,104
Haemonetics Corp.†	5,692	484,617
Integer Holdings Corp.†	11,545	1,023,003
LivaNova PLC†	19,933	1,025,154
Neuronetics, Inc.†	77,398	166,406
Teleflex, Inc.	2,409	583,050
		3,950,334
Health care providers & services: 1.70%
HealthEquity, Inc.†	10,545	665,811
Health care technology: 0.98%
Schrodinger, Inc.†	7,673	383,036
Life sciences tools & services: 3.81%
Azenta, Inc.†	14,734	687,783
Bruker Corp.	5,986	442,485
Codexis, Inc.†	24,842	69,557
Sotera Health Co.†	15,521	292,416
		1,492,241
Industrials: 20.32%
Air freight & logistics: 1.41%
Forward Air Corp.	5,202	551,984
Building products: 5.36%
AZEK Co., Inc.†	29,497	893,464
Masonite International Corp.†	11,800	1,208,792
		2,102,256
Commercial services & supplies: 2.09%
Stericycle, Inc.†	17,651	819,713
See accompanying notes to portfolio of investments
2 | Allspring Small Cap Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Construction & engineering: 1.79%
API Group Corp.†	25,724	$701,236
Electrical equipment: 3.38%
Atkore, Inc.†	8,498	1,325,178
Machinery: 1.61%
SPX Technologies, Inc.†	7,423	630,732
Professional services: 1.47%
WNS Holdings Ltd. ADR†	7,823	576,712
Trading companies & distributors: 3.21%
Air Lease Corp.	18,683	781,883
Herc Holdings, Inc.	3,481	476,375
		1,258,258
Information technology: 14.24%
Communications equipment: 0.39%
Infinera Corp.†	31,880	153,980
Electronic equipment, instruments & components: 2.11%
Littelfuse, Inc.	2,843	828,194
Semiconductors & semiconductor equipment: 1.47%
MACOM Technology Solutions Holdings, Inc.†	8,752	573,519
Software: 10.27%
8x8, Inc.†	24,837	105,061
CommVault Systems, Inc.†	9,557	694,029
Instructure Holdings, Inc.†	21,946	552,161
New Relic, Inc.†	5,310	347,486
PagerDuty, Inc.†	31,337	704,456
Q2 Holdings, Inc.†	16,671	515,134
Riskified Ltd. Class A	34,724	168,759
SPS Commerce, Inc.†	2,572	493,978
WalkMe Ltd.†	46,186	443,386
		4,024,450
Materials: 8.77%
Chemicals: 5.54%
Ashland, Inc.	8,719	757,768
Olin Corp.	14,334	736,624
Westlake Corp.	5,665	676,798
		2,171,190
Containers & packaging: 1.26%
Silgan Holdings, Inc.	10,531	493,799
Metals & mining: 1.97%
Reliance Steel & Aluminum Co.	2,846	772,945
See accompanying notes to portfolio of investments
Allspring Small Cap Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Real estate: 6.22%
Industrial REITs : 1.55%
Terreno Realty Corp.	10,120	$608,212
Residential REITs : 2.90%
American Homes 4 Rent Class A	18,729	663,943
Apartment Income REIT Corp.	13,110	473,140
		1,137,083
Specialized REITs : 1.77%
Four Corners Property Trust, Inc.	9,235	234,569
Life Storage, Inc.	3,457	459,643
		694,212
Total common stocks (Cost $35,377,015)		37,628,107
Investment companies: 1.35%
Exchange-traded funds: 1.35%
SPDR S&P Biotech ETF	6,384	531,149
Total investment companies (Cost $827,871)		531,149

		Yield
Short-term investments: 2.15%
Investment companies: 2.15%
Allspring Government Money Market Fund Select Class♠∞		5.02%	840,489	840,489
Total short-term investments (Cost $840,489)				840,489
Total investments in securities (Cost $37,045,375)	99.50%			38,999,745
Other assets and liabilities, net	0.50			196,676
Total net assets	100.00%			$39,196,421

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,202,003	$2,028,991	$(2,390,505)	$0	$0	$840,489	840,489	$15,491
See accompanying notes to portfolio of investments
4 | Allspring Small Cap Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$774,431	$0	$0	$774,431
Consumer discretionary	3,501,647	0	0	3,501,647
Consumer staples	1,721,335	0	0	1,721,335
Financials	4,623,379	0	0	4,623,379
Health care	7,583,662	0	0	7,583,662
Industrials	7,966,069	0	0	7,966,069
Information technology	5,580,143	0	0	5,580,143
Materials	3,437,934	0	0	3,437,934
Real estate	2,439,507	0	0	2,439,507
Investment companies	531,149	0	0	531,149
Short-term investments
Investment companies	840,489	0	0	840,489
Total assets	$38,999,745	$0	$0	$38,999,745
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Small Cap Fund  | 5